PIMCO Equity Series

Supplement Dated July 23, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE Global Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as portfolio implementer with respect to all or a portion of each Fund’s portfolio pursuant to Portfolio Implementation Agreements by and among PIMCO, Research Affiliates, LLC and Parametric (the “Portfolio Implementation Agreements”).

PIMCO has notified Parametric of PIMCO’s intention to terminate the Portfolio Implementation Agreements with respect to the PIMCO RAE US Fund and PIMCO RAE US Small Fund on or after September 24, 2021 (the “First Termination Date”) and, with respect to each additional Fund, at PIMCO’s discretion, on a date or dates on or after the First Termination Date (each termination of a Portfolio Implementation Agreement with respect to a Fund, a “Termination”). Upon the effectiveness of a Termination with respect to a Fund, PIMCO will assume the duties and responsibilities previously provided by Parametric to such Fund.

In addition, upon the effectiveness of a Termination with respect to a Fund, all references to Parametric in the Prospectus relating to services provided by Parametric to such Fund are deleted in their entirety.

Subsequent disclosure will be provided regarding the effective date(s) of the Terminations.

Investors Should Retain This Supplement For Future Reference

PES_SUPP1_072321

PIMCO Equity Series

Supplement Dated July 23, 2021 to the Statement of Additional Information dated October 30, 2020, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE Global Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as portfolio implementer with respect to all or a portion of each Fund’s portfolio pursuant to Portfolio Implementation Agreements by and among PIMCO, Research Affiliates, LLC and Parametric (the “Portfolio Implementation Agreements”).

PIMCO has notified Parametric of PIMCO’s intention to terminate the Portfolio Implementation Agreements with respect to the PIMCO RAE US Fund and PIMCO RAE US Small Fund on or after September 24, 2021 (the “First Termination Date”) and, with respect to each additional Fund, at PIMCO’s discretion, on a date or dates on or after the First Termination Date (each termination of a Portfolio Implementation Agreement with respect to a Fund, a “Termination”). Upon the effectiveness of a Termination with respect to a Fund, PIMCO will assume the duties and responsibilities previously provided by Parametric to such Fund.

In addition, upon the effectiveness of a Termination with respect to a Fund, all references to Parametric in the SAI relating to services provided by Parametric to such Fund are deleted in their entirety.

Subsequent disclosure will be provided regarding the effective date(s) of the Terminations.

Investors Should Retain This Supplement For Future Reference

PES_SUPP2_072321

PIMCO Equity Series

Supplement Dated July 23, 2021 to the Equity Exchange-Traded Funds Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF (the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Parametric (the “Sub-Advisory Agreement”).

PIMCO has notified Parametric of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund on or after sixty (60) days from the date hereof (each termination of the Sub-Advisory Agreement with respect to a Fund, a “Termination”).

Upon the effectiveness of a Termination with respect to a Fund, all references to Parametric in the Prospectus relating to services provided by Parametric to such Fund are deleted in their entirety.

In addition, effective upon the effective date of the Termination for each Fund (each, a “Termination Effective Date”), such Fund will be managed by Eden Simmer, Executive Vice President, PIMCO. Accordingly, effective upon the Termination Effective Date for each Fund, corresponding changes are made in the “Investment Adviser/Portfolio Manager” section in such Fund’s Fund Summary in the Prospectus, and corresponding changes are made to such Fund’s portfolio manager in the table in the “Management of the Funds—Individual Portfolio Manager” section of the Prospectus.

Subsequent disclosure will be provided regarding the Termination Effective Date(s) of each Fund and each Fund’s new portfolio manager.

Investors Should Retain This Supplement For Future Reference

PES_SUPP3_072321

PIMCO Equity Series

Supplement Dated July 23, 2021 to the Statement of Additional Information dated October 30, 2020, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF (the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Parametric (the “Sub-Advisory Agreement”).

PIMCO has notified Parametric of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund on or after sixty (60) days from the date hereof (each termination of the Sub-Advisory Agreement with respect to a Fund, a “Termination”).

Upon the effectiveness of a Termination with respect to a Fund, all references to Parametric in the SAI relating to services provided by Parametric to such Fund are deleted in their entirety.

In addition, effective upon the effective date of the Termination for each Fund (each, a “Termination Effective Date”), such Fund will be managed by Eden Simmer, Executive Vice President, PIMCO. Accordingly, effective upon the Termination Effective Date for each Fund, corresponding changes are made in the table and accompanying footnotes in the subsections titled “Portfolio Manager—Other Accounts Managed” and “Portfolio Manager—Securities Ownership” in the SAI.

Subsequent disclosure will be provided regarding the Termination Effective Date(s) of each Fund and each Fund’s new portfolio manager.

Investors Should Retain This Supplement For Future Reference

PES_SUPP4_072321